SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Summary of Common shares authorized, issued and related contributed capital by controlling shareholders
In Thousands of US Dollars and shares
Description	2023	2022	2021
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	93,540	90,515	85,546
Dollars	$173,816	$171,671	$165,061